Goodwill and impairment of goodwill - Roll-forward (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2022
Goodwill and impairment of goodwill
Recognized on acquisition of subsidiaries		€ 69,893
Exchange differences on goodwill		(80)
Goodwill at end of period	€ 69,813	€ 69,813